Reversal of impairments/(impairments)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of impairments/(impairments)
10. Reversal of impairments/(impairments)

Figures in million – SA rand	Note	2022	2021	2020
Impairment of mining assets[1]		(1)	(5,148)	(1)
Reversal of impairment of equity-accounted investee[2]	18.1	—	—	120
Other reversal of impairment		7	—	2
Total reversal of impairments/(impairments)		6	(5,148)	121
1 At 31 December 2021, a number of factors were identified that negatively impacted the ability of the Driefontein, Kloof and Beatrix operations to recover the carrying value of mining assets over their respective remaining life-of-mines. Consensus commodity long-term prices indicated that forecast gold prices were expected to be lower than the spot price of US$1,829/oz at 31 December 2021. Lower commodity prices would have had a significant adverse impact on the ability of these already marginal operations to generate positive cash flows when considering the continued increase in the cost base of the operations. A forecasted strengthening of the SA rand against the US dollar would also have had an adverse impact on the profitability of the operations. These considerations, coupled with ageing infrastructure and declining life-of-mines, impacted forecast cash flows and led to the recognition of impairment losses at 31 December 2021 on the Driefontein, Kloof and Beatrix reportable segments of R212 million, R3,642 million and R1,293 million, respectively. These operations are included under the SA gold operations in the segment report (see note 2) and each represent a separate cash-generating unit (CGU)
[2] Historically recognised impairment amounting to R120 million of the Group’s investment in the equity-accounted Rand Refinery was reversed at 31 December 2020 due to improvement in the investees financial position and forecasted return to stable dividend payments. The investment in Rand Refinery is accounted for in SA gold corporate in the segment report (see note 2)